ACCOUNTS RECEIVABLE (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial assets [line items]
Accounts receivable	$ 446.0	$ 402.4
Investment in finance leases (Note 15)	21.6	13.6
Receivables from related parties (Note 33)	40.3	29.4
Other receivables	76.9	107.6
Credit loss allowances	(27.9)	(34.4)
Total accounts receivable	556.9	518.6
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Credit loss allowances, beginning of year	(34.4)	(27.5)
Additions	(4.7)	(15.7)
Amounts charged off	8.9	6.3
Unused amounts reversed	0.8	0.4
Foreign currency exchange differences	1.5	2.1
Credit loss allowances, end of year	(27.9)	(34.4)
Gross carrying amount | Current trade receivables
Disclosure of financial assets [line items]
Accounts receivable	230.4	180.3
Gross carrying amount | 1-30 days
Disclosure of financial assets [line items]
Accounts receivable	50.4	48.2
Gross carrying amount | 31-60 days
Disclosure of financial assets [line items]
Accounts receivable	29.0	22.6
Gross carrying amount | 61-90 days
Disclosure of financial assets [line items]
Accounts receivable	15.0	11.8
Gross carrying amount | Greater than 90 days
Disclosure of financial assets [line items]
Accounts receivable	$ 121.2	$ 139.5